Harley-Davidson Motorcycle Trust 2012-1	Exhibit 99.1
$118,600,000.00 0.23510% Motorcycle Contract Backed Notes, Class A-1
$235,000,000.00 0.50% Motorcycle Contract Backed Notes, Class A-2
$222,000,000.00 0.68% Motorcycle Contract Backed Notes, Class A-3
$73,939,000.00 0.91% Motorcycle Contract Backed Notes, Class A-4
$25,767,000.00 1.37% Motorcycle Contract Backed Notes, Class B
$24,694,000.00 1.71% Motorcycle Contract Backed Notes, Class C
Monthly Report
For the November 16, 2015 Distribution Date
Capitalized terms are defined in the Sale and Servicing Agreement dated as of July 01, 2012, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on July 23, 2012

Beginning of Due Period					10/01/2015
End of Due Period					10/31/2015
Determination Date					11/05/2015
Record Date					11/13/2015
Distribution Date					11/16/2015
Interest Determination Date					Not Applicable
LIBOR as of the Interest Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					32
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	53,909	6/30/2012	7/25/2012	$715,746,891.88
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	53,909			$715,746,891.88

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$112,789,907.33

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	4,088,725.67
Principal collections on Contracts paid off in full during Due Period	2,697,234.64
Balance of Contracts liquidated during Due Period	394,421.58
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,303.15

Decline in Aggregate Principal Balance		7,181,685.04

Aggregate Principal Balance at end of Due Period		$105,608,222.29
Pool factor		0.1475497

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$118,600,000.00	$235,000,000.00	$222,000,000.00	$73,939,000.00	$25,767,000.00	$24,694,000.00	$700,000,000.00
Note balance as of prior Distribution Date	—	—	—	51,592,703.95	25,767,000.00	24,694,000.00	102,053,703.95
First Priority Principal Distributable Amount	—	—	—	—	—	—	—
Second Priority Principal Distributable Amount	—	—	—	—	—	—	—
Noteholders' Regular Principal Distributable Amount	—	—	—	7,181,685.04	—	—	7,181,685.04
Principal Distributable Amount *	—	—	—	7,181,685.04	—	—	7,181,685.04

Note balance at end of Due Period	—	—	—	44,411,018.91	25,767,000.00	24,694,000.00	94,872,018.91

Note Pool factor at beginning of Due Period	0.0000000	0.0000000	0.0000000	0.6977739	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.6006440	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.23510%	32	ACT/360	—	—	—
A-2	—	—	0.50%	30	30/360	—	—	—
A-3	—	—	0.68%	30	30/360	—	—	—
A-4	51,592,703.95	—	0.91%	30	30/360	39,124.47	—	39,124.47
B	25,767,000.00	—	1.37%	30	30/360	29,417.33	—	29,417.33
C	24,694,000.00	—	1.71%	30	30/360	35,188.95	—	35,188.95
Totals	$102,053,703.95	—				$103,730.75	—	$103,730.75

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$6,721,561.76
Interest collections on Contracts during Due Period	1,219,638.56
Net Liquidation Proceeds	213,224.59
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	152,075.70
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	700.45

Total Available Monies		$8,307,201.06

Distribution of Available Monies in order of priority:

Reimbursement Amount	161,991.56
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	93,991.59
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	211.48
Class A Note Interest Distributable Amount	39,124.47
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	29,417.33
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	35,188.95
Class A Noteholders' Regular Principal Distributable Amount	7,181,685.04
Class B Noteholders' Regular Principal Distributable Amount	—
Class C Noteholders' Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	7,541,610.42

Excess Amounts (Shortfall)		765,590.64

Amount withdrawn from Reserve Fund to cover Shortfall	—
Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	765,590.64

Total distribution of Available Monies		$8,307,201.06

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a)	2.70%	of the Principal Balance of the Contracts at the end of the Due Period			$2,851,422.00
b)	1.00%	of the Pool Balance as of the Cutoff Date			7,157,468.92
c)	If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period				6,336,493.34

Specified Reserve Fund Balance						$7,157,468.92

Reserve Fund balance at beginning of Due Period						$7,157,468.92

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund					—
Investment Earnings - Reserve Fund					551.07

Total additions						551.07

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall					—
Excess Reserve Fund balance to Servicer					551.07

Total withdrawals						551.07

Reserve Fund balance at end of Due Period						$7,157,468.92

Calculation of Overcollateralization Target Amount:
The greatest of:
	a)	The lesser of:
		x)	3.50%	of the Aggregate Principal Balance at the end of the Due Period	3,696,287.78
		y)	2.20%	of the Aggregate Principal Balance as of the Cutoff date	15,746,431.62
	b)	1.50%	of the Aggregate Principal Balance as of the Cutoff Date		10,736,203.38
	c)	If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
		Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)			10,736,203.38

		Overcollateralization Target Amount for current Distribution Date				$10,736,203.38

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	15,746,891.88	2.20%
Overcollateralization Target Amount for current Distribution Date	10,736,203.38	10.17%
Overcollateralization Amount at current Distribution Date	10,736,203.38	10.17%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date				40
	Trigger Status? Yes or No				No

Monthly losses			Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period		49	$458,820.13	0.407%

	Less:
	Net Liquidation Proceeds for the Due Period		36	213,224.59	0.189%

	Net Liquidation Losses for the Due Period			245,595.54	0.218%

	Net Liquidation Loss ratio				2.613%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date				2.613%
	Net Liquidation Loss ratio - prior Distribution Date				1.999%
	Net Liquidation Loss ratio - second prior Distribution Date				0.479%
	Three-month average Loss ratio				1.697%

			Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts		2,800	33,923,515.22	4.740%
	Cumulative Net Liquidation Proceeds		2,435	20,098,680.90	2.808%
	Cumulative Net Liquidation Losses			13,824,834.32	1.932%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			$4,937.44

Cumulative Loss Ratio	Cumulative Loss Ratio				1.932%
	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1 - 12	2.000%
	13 - 24	3.000%
	25 - 36	4.000%
	37 - 48	5.000%
	49 or greater	5.500%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	406	$3,433,540.20	$64,235.21	3.044%
	60 - 89	150	1,308,774.77	36,458.59	1.160%
	90 - 119	73	654,661.96	28,108.98	0.580%
	120+	40	384,822.54	23,272.92	0.341%
	Totals	669	$5,781,799.47	$152,075.70	5.126%

	60+ Delinquency Amount	263	$2,348,259.27		2.082%

60+ Day average delinquency ratio	60+ day delinquency ratio - current Distribution Date				2.082%
	60+ day delinquency ratio - prior Distribution Date				1.970%
	60+ day delinquency ratio - second prior Distribution Date				1.753%
	Three-month average 60+ day delinquency ratio				1.935%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	17,594	16,830
Principal Balance of Contracts	$112,789,907.33	$105,608,222.29
Weighted average original term	75.80	76.05
Weighted average remaining term	30.57	29.90
Weighted average age	45.23	46.15
One month prepayments (ABS)	1.36%	1.39%
Weighted average Contract Rate	12.87%	12.93%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	3,945,292.04	3.74%
5.001% - 10.000%	33,675,703.46	31.89%
10.001% - 15.000%	34,258,768.41	32.44%
15.001% - 20.000%	17,943,671.44	16.99%
> 20.000%	15,784,786.94	14.95%

Advances made by Servicer in current Due Period		$152,075.70
Reimbursement Amount due to Servicer		161,991.56
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of July 1, 2012 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2012-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from October 1, 2015 to October 31, 2015 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 9th day of November, 2015.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary